UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Emerging Markets Small Cap Fund
Class A [TEMMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$180	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Emerging Markets Small Cap Fund returned 5.55%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Templeton Emerging Markets Small Cap Fund	PAGE 1	426-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	5.55	9.41	5.86
Class A (with sales charge)	-0.25	8.19	5.26
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%
Templeton Emerging Markets Small Cap Fund	PAGE 2	426-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	426-ATSR-1025

Templeton Emerging Markets Small Cap Fund
Class C [TCEMX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$256	2.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Emerging Markets Small Cap Fund returned 4.80%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Templeton Emerging Markets Small Cap Fund	PAGE 1	526-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	4.80	8.59	5.07
Class C (with sales charge)	3.80	8.59	5.07
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	526-ATSR-1025

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	526-ATSR-1025

Templeton Emerging Markets Small Cap Fund
Class R [FTESX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$205	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Templeton Emerging Markets Small Cap Fund returned 5.24%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Templeton Emerging Markets Small Cap Fund	PAGE 1	826-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	5.24	9.13	5.59
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	826-ATSR-1025

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	826-ATSR-1025

Templeton Emerging Markets Small Cap Fund
Class R6 [FTEQX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$151	1.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Emerging Markets Small Cap Fund returned 5.81%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Templeton Emerging Markets Small Cap Fund	PAGE 1	8426-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.81	9.74	6.19
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%
Templeton Emerging Markets Small Cap Fund	PAGE 2	8426-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	8426-ATSR-1025

Templeton Emerging Markets Small Cap Fund
Advisor Class [TEMZX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$154	1.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Emerging Markets Small Cap Fund returned 5.75%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Templeton Emerging Markets Small Cap Fund	PAGE 1	626-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.75	9.67	6.12
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	626-ATSR-1025

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	626-ATSR-1025

Franklin Templeton SMACS: Series EM
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series EM1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series EM returned 20.27%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 16.80% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology, financials and communication services sectors contributed to absolute returns.
↑	By country, Taiwan, China and South Korea were the largest absolute contributors.
↑	Taiwan Semiconductor Manufacturing contributed with continued optimism on the demand for artificial intelligence applications.

Top detractors from performance:
↓	Energy was the sole absolute detractor at the sector level.
↓	By country, the Philippines was the sole absolute detractor.
↓	Samsung Electronics fell on tepid results and concerns on its low share in the high-margin and fast-growing high-bandwidth memory business.
Franklin Templeton SMACS: Series EM	PAGE 1	3010-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series EM 10/20/2021 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (10/20/2021)
Franklin Templeton SMACS: Series EM	20.27	4.79
MSCI All Country World ex-U.S. Index-NR	15.42	5.45
MSCI Emerging Markets Index-NR	16.80	1.69
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective January 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,231,622
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$0
Portfolio Turnover Rate	18.45%
Franklin Templeton SMACS: Series EM	PAGE 2	3010-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series EM	PAGE 3	3010-ATSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,453 in August 31, 2024 and $97,863 in August 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2024 and $19,750 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $47,804 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)        pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $187,804 in August 31, 2024 and $218,343 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Emerging Markets
Small Cap Fund
Financial Statements and Other Important Information
Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $14.11 $12.29 $12.55 $13.98 $15.08 $8.68
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.12 0.19 0.26 0.07 0.02
Net realized and unrealized gains (losses) 0.66 2.07 0.47 (1.69) 0.50 6.77
Total from investment operations ........ 0.78 2.19 0.66 (1.43) 0.57 6.79
Less distributions from:
Net investment income .............. (0.04) (0.37) (0.29) — (0.66) (0.39)
Net realized gains ................. — — (0.63) — (1.01) —
Total distributions ................... (0.04) (0.37) (0.92) — (1.67) (0.39)
Net asset value, end of year ........... $14.85 $14.11 $12.29 $12.55 $13.98 $15.08
Total return
d
....................... 5.55% 18.29% 5.74% (10.23)% 3.01% 78.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.00% 1.94% 1.95% 2.00% 1.91% 1.99%
Expenses net of waiver and payments by
affiliates .......................... 1.75% 1.75% 1.75% 1.75% 1.73% 1.80%
Net investment income ............... 0.83% 0.90% 1.54% 4.83% 0.47% 0.16%
Supplemental data
Net assets, end of year (000’s) ......... $187,048 $186,634 $176,763 $187,525 $215,598 $210,269
Portfolio turnover rate ................ 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.92 $11.27 $11.57 $12.94 $14.03 $8.14
Income from investment operations
b
:
Net investment income (loss)
c
........ (0.01) 0.01 0.08 0.20 (0.02) (0.06)
Net realized and unrealized gains (losses) 0.62 1.90 0.46 (1.57) 0.44 6.31
Total from investment operations ........ 0.61 1.91 0.54 (1.37) 0.42 6.25
Less distributions from:
Net investment income .............. — (0.26) (0.21) — (0.50) (0.36)
Net realized gains ................. — — (0.63) — (1.01) —
Total distributions ................... — (0.26) (0.84) — (1.51) (0.36)
Net asset value, end of year ........... $13.53 $12.92 $11.27 $11.57 $12.94 $14.03
Total return
d
....................... 4.80% 17.31% 5.09% (10.59)% 2.26% 77.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.75% 2.69% 2.70% 2.74% 2.66% 2.73%
Expenses net of waiver and payments by
affiliates .......................... 2.50% 2.50% 2.50% 2.50% 2.48% 2.54%
Net investment income (loss) .......... (0.04)% 0.09% 0.70% 4.06% (0.15)% (0.51)%
Supplemental data
Net assets, end of year (000’s) ......... $6,363 $8,569 $9,836 $13,645 $17,588 $27,434
Portfolio turnover rate ................ 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $13.79 $12.02 $12.30 $13.71 $14.82 $8.56
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.07 0.08 0.15 0.24 0.04 (0.03)
Net realized and unrealized gains (losses) 0.65 2.03 0.47 (1.65) 0.47 6.68
Total from investment operations ........ 0.72 2.11 0.62 (1.41) 0.51 6.65
Less distributions from:
Net investment income .............. (—)
d
(0.34) (0.27) — (0.61) (0.39)
Net realized gains ................. — — (0.63) — (1.01) —
Total distributions ................... (—)
d
(0.34) (0.90) — (1.62) (0.39)
Net asset value, end of year ........... $14.51 $13.79 $12.02 $12.30 $13.71 $14.82
Total return
e
....................... 5.24% 18.02% 5.50% (10.28)% 2.71% 78.18%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.25% 2.19% 2.20% 2.25% 2.16% 2.24%
Expenses net of waiver and payments by
affiliates .......................... 2.00% 2.00% 2.00% 2.00% 1.98% 2.05%
Net investment income (loss) .......... 0.54% 0.62% 1.29% 4.59% 0.26% (0.20)%
Supplemental data
Net assets, end of year (000’s) ......... $2,095 $2,147 $2,082 $2,109 $2,444 $2,966
Portfolio turnover rate ................ 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $14.39 $12.53 $12.77 $14.21 $15.30 $8.79
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.15 0.22 0.28 0.14 0.08
Net realized and unrealized gains (losses) 0.68 2.12 0.49 (1.72) 0.50 6.83
Total from investment operations ........ 0.83 2.27 0.71 (1.44) 0.64 6.91
Less distributions from:
Net investment income .............. (0.08) (0.41) (0.32) — (0.72) (0.40)
Net realized gains ................. — — (0.63) — (1.01) —
Total distributions ................... (0.08) (0.41) (0.95) — (1.73) (0.40)
Net asset value, end of year ........... $15.14 $14.39 $12.53 $12.77 $14.21 $15.30
Total return
d
....................... 5.81% 18.60% 6.06% (10.13)% 3.41% 79.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.57% 1.56% 1.59% 1.54% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.47% 1.47% 1.47% 1.47% 1.35% 1.40%
Net investment income ............... 1.05% 1.15% 1.79% 5.10% 0.88% 0.61%
Supplemental data
Net assets, end of year (000’s) ......... $25,133 $26,408 $27,134 $31,790 $39,782 $46,062
Portfolio turnover rate ................ 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $14.42 $12.55 $12.78 $14.23 $15.32 $8.80
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.14 0.23 0.28 0.12 0.07
Net realized and unrealized gains (losses) 0.67 2.13 0.48 (1.73) 0.50 6.84
Total from investment operations ........ 0.82 2.27 0.71 (1.45) 0.62 6.91
Less distributions from:
Net investment income .............. (0.07) (0.40) (0.31) — (0.70) (0.39)
Net realized gains ................. — — (0.63) — (1.01) —
Total distributions ................... (0.07) (0.40) (0.94) — (1.71) (0.39)
Net asset value, end of year ........... $15.17 $14.42 $12.55 $12.78 $14.23 $15.32
Total return
d
....................... 5.75% 18.62% 6.08% (10.19)% 3.26% 79.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.75% 1.69% 1.71% 1.75% 1.66% 1.74%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.50% 1.50% 1.50% 1.48% 1.54%
Net investment income ............... 1.05% 1.03% 1.86% 5.08% 0.75% 0.53%
Supplemental data
Net assets, end of year (000’s) ......... $124,273 $130,075 $182,079 $146,484 $172,459 $177,989
Portfolio turnover rate ................ 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2025
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry Shares a Value
a
Common Stocks 93.7%
Brazil 2.3%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 3,063,437
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 2,753,933 3,707,906
Hypera SA ..................... Pharmaceuticals 187,180 842,368
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 951,841 474,003
8,087,714
China 4.5%
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 124,177 3,147,887
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 305,715 578,894
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 3,701,158
c
Noah Holdings Ltd. , ADR .......... Capital Markets 290,042 3,611,023
Sunresin New Materials Co. Ltd. , A ... Chemicals 219,193 1,693,290
Uni-President China Holdings Ltd. .... Food Products 2,383,354 2,846,944
15,579,196
Georgia 1.8%
a
Georgia Capital plc ............... Capital Markets 198,225 6,098,817
Greece 1.2%
Piraeus Financial Holdings SA ....... Banks 525,177 4,064,352
Hong Kong 0.5%
d
Pacific Basin Shipping Ltd. ......... Marine Transportation 6,726,273 1,890,035
Hungary 1.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 218,498 6,627,768
India 31.7%
a
Affle 3i Ltd. ..................... Media 171,938 3,719,097
Ajanta Pharma Ltd. ............... Pharmaceuticals 77,207 2,169,497
a
Ajax Engineering Ltd. ............. Machinery 35,742 291,776
b
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 798,352 5,441,858
a
AWL Agri Business Ltd. ............ Food Products 778,447 2,220,089
Bajaj Holdings & Investment Ltd. ..... Financial Services 101,834 14,741,797
Brigade Enterprises Ltd. ........... Real Estate Management & Development 327,993 3,434,510
City Union Bank Ltd. .............. Banks 2,502,243 5,563,602
Coforge Ltd. .................... IT Services 225,215 4,400,240
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 311,456 1,165,812
Dalmia Bharat Ltd. ............... Construction Materials 160,357 4,369,313
a
Electronics Mart India Ltd. .......... Specialty Retail 1,234,888 1,751,250
EPL Ltd. ....................... Containers & Packaging 753,901 1,920,668
b
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 256,158 5,229,377
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 1,553,205 5,534,098
Federal Bank Ltd. ................ Banks 3,923,387 8,533,248
Glenmark Pharmaceuticals Ltd. ...... Pharmaceuticals 64,442 1,405,151
Gujarat State Petronet Ltd. ......... Gas Utilities 383,687 1,261,176
Hexaware Technologies Ltd. ........ IT Services 115,082 988,624
a
Honasa Consumer Ltd. ............ Personal Care Products 1,473,643 4,894,590
KEI Industries Ltd. ................ Electrical Equipment 57,156 2,472,833
a,d
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 30,369 2,998,939
a
Max Financial Services Ltd. ......... Insurance 419,377 7,617,297
Nexus Select Trust ............... Retail REITs 1,616,066 2,715,634
a
PB Fintech Ltd. .................. Insurance 182,249 3,659,964
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 2,083,389 5,691,937
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 567,202 4,316,407

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 841,593 $ 762,636
109,271,420
Indonesia 1.6%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 2,788,682
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 797,841,213 2,802,789
5,591,471
Italy 1.1%
a,b,d
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 212,253 3,909,188
Kazakhstan 1.6%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 5,616,999
Mexico 1.9%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 5,786,453
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 655,770
6,442,223
Peru 0.9%
Intercorp Financial Services, Inc. ..... Banks 74,712 2,967,561
Philippines 5.0%
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 7,322,561 397,234
Century Pacific Food, Inc. .......... Food Products 7,174,166 4,607,435
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,434,355 12,123,394
17,128,063
Saudi Arabia 0.9%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 60,742 357,763
Mouwasat Medical Services Co. ..... Health Care Providers & Services 151,114 2,863,442
3,221,205
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 3,003,808 2,361,881
South Korea 8.7%
a
Hugel, Inc. ..................... Biotechnology 28,745 6,498,959
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 256 10,600
JB Financial Group Co. Ltd. ........ Banks 221,453 3,738,090
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 258,177 8,640,032
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 13,452 1,425,089
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 66,481 2,560,418
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 132,091 3,957,337
Soulbrain Co. Ltd. ................ Chemicals 12,404 1,942,620
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 81,147 1,190,720
29,963,865
Taiwan 13.4%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 349,741 4,558,647
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 354,279 1,792,603
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 740,095 2,723,647
Merida Industry Co. Ltd. ........... Leisure Products 852,459 3,145,550
momo.com, Inc. ................. Broadline Retail 313,705 2,586,106
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 582,010 8,248,506
Poya International Co. Ltd. ......... Broadline Retail 421,723 6,435,835

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 $ 3,220,678
Shin Zu Shing Co. Ltd. ............ Machinery 49,336 422,175
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 3,785,674 8,121,166
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 506,595 2,567,917
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 548,892 2,485,556
46,308,386
Thailand 2.2%
Dynasty Ceramic PCL ............. Building Products 14,149,786 611,505
Major Cineplex Group PCL ......... Entertainment 6,519,860 1,559,626
Tisco Financial Group PCL ......... Banks 1,718,326 5,359,524
7,530,655
United Arab Emirates 3.1%
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,968,597 1,065,042
Burjeel Holdings plc .............. Health Care Providers & Services 7,054,224 2,727,235
Emirates Central Cooling Systems Corp. Water Utilities 4,391,578 1,984,786
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 5,221,557 2,328,475
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,752,762
10,858,300
Vietnam 8.7%
Asia Commercial Bank JSC ........ Banks 4,244,908 4,475,333
FPT Corp. ...................... IT Services 2,731,572 10,528,101
Military Commercial Joint Stock Bank . Banks 5,035,517 5,294,096
Mobile World Investment Corp. ...... Specialty Retail 3,248,849 9,611,361
29,908,891
Total Common Stocks (Cost $ 235,228,561 ) .....................................
323,427,990
a
Preferred Stocks 1.8%
Brazil 0.9%
e
Bradespar SA , 5 .61% ............. Metals & Mining 978,972 2,957,581
Chile 0.9%
e
Embotelladora Andina SA , B , 4 .97% .. Beverages 798,748 3,164,127
Total Preferred Stocks (Cost $ 7,629,222 ) .......................................
6,121,708
Total Long Term Investments (Cost $ 242,857,783 ) ...............................
329,549,698

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Short Term Investments 6.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.1%
United States 6.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.25% .......... 20,993,046 $ 20,993,046
Total Money Market Funds (Cost $ 20,993,046 ) ..................................
20,993,046
a a a a a
Total Short Term Investments (Cost $ 20,993,046 ) ................................
20,993,046
a a a
Total Investments (Cost $ 263,850,829 ) 101.6% ..................................
$350,542,744
Other Assets, less Liabilities (1.6) % ...........................................
(5,630,721)
Net Assets 100.0% ...........................................................
$344,912,023
a a a
See A bbreviations on page 24 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $23,898,580, representing 6.9% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2025, the value of this security was $3,611,023, representing
1.0% of net assets.
d
A portion or all of the security is on loan at August 31, 2025. See Note 1(c).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $242,857,783
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 20,993,046
Value - Unaffiliated issuers (Includes securities loaned of $ 3,659,460 ) .................................. $329,549,698
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 20,993,046
Cash .................................................................................... 31,038
Receivables:
Investment securities sold ................................................................... 3,060
Capital shares sold ........................................................................ 117,703
Dividends ............................................................................... 239,990
Total assets .......................................................................... 350,934,535
Liabilities:
Payables:
Investment securities purchased .............................................................. 10,728
Capital shares redeemed ................................................................... 53,360
Management fees ......................................................................... 242,387
Distribution fees .......................................................................... 46,110
Transfer agent fees ........................................................................ 222,123
Trustees' fees and expenses ................................................................. 2,156
Deferred taxes on unrealized appreciation ........................................................ 5,294,459
Accrued expenses and other liabilities ........................................................... 151,189
Total liabilities ......................................................................... 6,022,512
Net assets, at value ................................................................. $344,912,023
Net assets consist of:
Paid-in capital ............................................................................. $286,698,878
Total distributable earnings (losses) ............................................................. 58,213,145
Net assets, at value ................................................................. $344,912,023

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $187,048,233
Shares outstanding ........................................................................ 12,599,243
Net asset value per share
a ,b
.................................................................. $14.85
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $15.71
Class C:
Net assets, at value ....................................................................... $6,362,500
Shares outstanding ........................................................................ 470,100
Net asset value and maximum offering price per share
a ,b
............................................ $13.53
Class R:
Net assets, at value ....................................................................... $2,095,304
Shares outstanding ........................................................................ 144,432
Net asset value and maximum offering price per share
b
............................................. $14.51
Class R6:
Net assets, at value ....................................................................... $25,132,572
Shares outstanding ........................................................................ 1,659,744
Net asset value and maximum offering price per share
b
............................................. $15.14
Advisor Class:
Net assets, at value ....................................................................... $124,273,414
Shares outstanding ........................................................................ 8,192,914
Net asset value and maximum offering price per share
b
............................................. $15.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $1,087,388)
Unaffiliated issuers ........................................................................ $8,006,193
Non-controlled affiliates (Note 3 f ) ............................................................. 464,344
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 4,047
Non-controlled affiliates (Note 3 f ) ............................................................. 3,728
Other income (Note 1 d ) ...................................................................... 64,759
Total investment income ................................................................... 8,543,071
Expenses:
Management fees (Note 3 a ) ................................................................... 4,669,506
Distribution fees: (Note 3c )
Class A ................................................................................ 445,765
Class C ................................................................................ 71,607
Class R ................................................................................ 9,856
Transfer agent fees: (Note 3e )
Class A ................................................................................ 397,895
Class C ................................................................................ 15,929
Class R ................................................................................ 4,393
Class R6 ............................................................................... 10,933
Advisor Class ............................................................................ 271,111
Custodian fees ............................................................................ 147,984
Reports to shareholders fees .................................................................. 30,044
Registration and filing fees .................................................................... 63,761
Professional fees ........................................................................... 111,058
Trustees' fees and expenses .................................................................. 43,773
Other .................................................................................... 41,232
Total expenses ......................................................................... 6,334,847
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (812,596)
Net expenses ......................................................................... 5,522,251
Net investment income ................................................................ 3,020,820
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $3,901,877)
Unaffiliated issuers ...................................................................... 23,359,608
Foreign currency transactions ................................................................ (62,309)
Net realized gain (loss) .................................................................. 23,297,299
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (10,047,666)
Translation of other assets and liabilities denominated in foreign currencies .............................. 235,716
Change in deferred taxes on unrealized appreciation ............................................... 2,503,186
Net change in unrealized appreciation (depreciation) ............................................ (7,308,764)
Net realized and unrealized gain (loss) ............................................................ 15,988,535
Net increase (decrease) in net assets resulting from operations .......................................... $19,009,355

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton Emerging Markets Small Cap
Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,020,820 $3,366,338
Net realized gain (loss) ................................................. 23,297,299 (6,282,587)
Net change in unrealized appreciation (depreciation) ........................... (7,308,764) 59,828,215
Net increase (decrease) in net assets resulting from operations ................ 19,009,355 56,911,966
Distributions to shareholders:
Class A ............................................................. (496,560) (5,154,505)
Class C ............................................................. — (208,350)
Class R ............................................................. (365) (58,515)
Class R6 ............................................................ (137,313) (845,772)
Advisor Class ........................................................ (615,542) (4,785,158)
Total distributions to shareholders .......................................... (1,249,780) (11,052,300)
Capital share transactions: (Note 2 )
Class A ............................................................. (9,917,783) (14,843,790)
Class C ............................................................. (2,454,235) (2,468,722)
Class R ............................................................. (146,912) (222,112)
Class R6 ............................................................ (2,280,490) (4,418,953)
Advisor Class ........................................................ (11,880,529) (67,967,274)
Total capital share transactions ............................................ (26,679,949) (89,920,851)
Net increase (decrease) in net assets ................................... (8,920,374) (44,061,185)
Net assets:
Beginning of year ....................................................... 353,832,397 397,893,582
End of year ........................................................... $344,912,023 $353,832,397

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Emerging Markets Small Cap Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2025, the Fund held $3,899,591 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,794,416 $23,613,763 1,258,523 $16,274,121
Shares issued in reinvestment of distributions .......... 31,044 420,338 361,112 4,427,211
Shares redeemed ............................... (2,452,455) (33,951,884) (2,772,976) (35,545,122)
Net increase (decrease) .......................... (626,995) $(9,917,783) (1,153,341) $(14,843,790)
Class C Shares:
Shares sold ................................... 62,246 $783,295 90,234 $1,063,959
Shares issued in reinvestment of distributions .......... — — 18,240 205,927
Shares redeemed
a
.............................. (255,198) (3,237,530) (318,497) (3,738,608)
Net increase (decrease) .......................... (192,952) $(2,454,235) (210,023) $(2,468,722)
Class R Shares:
Shares sold ................................... 21,078 $295,050 12,345 $155,269
Shares issued in reinvestment of distributions .......... 27 365 4,876 58,515
Shares redeemed ............................... (32,365) (442,327) (34,724) (435,896)
Net increase (decrease) .......................... (11,260) $(146,912) (17,503) $(222,112)
Class R6 Shares:
Shares sold ................................... 264,654 $3,803,737 365,384 $4,779,314
Shares issued in reinvestment of distributions .......... 6,961 95,988 45,170 563,720
Shares redeemed ............................... (446,617) (6,180,215) (740,978) (9,761,987)
Net increase (decrease) .......................... (175,002) $(2,280,490) (330,424) $(4,418,953)
Advisor Class Shares:
Shares sold ................................... 1,305,054 $18,499,345 1,849,902 $24,099,899
Shares issued in reinvestment of distributions .......... 41,610 574,633 347,372 4,342,154
Shares redeemed ............................... (2,176,760) (30,954,507) (7,679,792) (96,409,327)
Net increase (decrease) .......................... (830,096) $(11,880,529) (5,482,518) $(67,967,274)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2025, the gross effective investment management fee rate was 1.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$138,278 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended August 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,138
CDSC retained .............................................................................. $312
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $5,120,684 $75,672,859 $(59,800,497) $— $— $20,993,046 20,993,046 $464,344
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $134,633 $8,748,505 $(8,883,138) $— $— $— — $3,728
Total Affiliated Securities ... $5,255,317 $84,421,364 $(68,683,635) $— $— $20,993,046 $468,072
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50% based on the average net assets of each class until
December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
During the year ended August 31, 2025, the Fund utilized $18,522,688 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, aggregated
$54,872,865 and $99,477,947, respectively.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 12,186,377
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,249,780 $11,052,300
Cost of investments .......................................................................... $277,697,390
Unrealized appreciation ........................................................................ $115,534,597
Unrealized depreciation ........................................................................ (42,689,243)
Net unrealized appreciation (depreciation) .......................................................... $72,845,354
Distributable earnings:
Undistributed ordinary income ................................................................... $3,946,109
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 8,087,714 $ — $ — $ 8,087,714
China ............................... 6,758,910 8,820,286 — 15,579,196
Georgia .............................. — 6,098,817 — 6,098,817
Greece .............................. — 4,064,352 — 4,064,352
Hong Kong ........................... — 1,890,035 — 1,890,035
Hungary ............................. — 6,627,768 — 6,627,768
India ................................ 10,030,980 99,240,440 — 109,271,420
Indonesia ............................ — 5,591,471 — 5,591,471
Italy ................................. — 3,909,188 — 3,909,188
Kazakhstan ........................... — 5,616,999 — 5,616,999
Mexico .............................. 6,442,223 — — 6,442,223
Peru ................................ 2,967,561 — — 2,967,561
Philippines ............................ 5,004,669 12,123,394 — 17,128,063
Saudi Arabia .......................... — 3,221,205 — 3,221,205
South Africa ........................... — 2,361,881 — 2,361,881
South Korea .......................... 1,190,720 28,773,145 — 29,963,865
Taiwan ............................... — 46,308,386 — 46,308,386
Thailand ............................. 611,505 6,919,150 — 7,530,655
United Arab Emirates .................... 7,464,783 3,393,517 — 10,858,300
Vietnam .............................. — 29,908,891 — 29,908,891
Preferred Stocks ........................ 6,121,708 — — 6,121,708
Short Term Investments ................... 20,993,046 — — 20,993,046
Total Investments in Securities ........... $75,673,819 $274,868,925
a
$— $350,542,744
a
Includes foreign securities valued at $274,868,925, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Emerging Markets Small Cap
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2025, the period April 1, 2022 to August 31,
2022 and each of the two years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the three years in the period ended August 31, 2025, the period
April 1, 2022 to August 31, 2022 and each of the two years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2025:
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,879,713
Section 163(j) Interest Earned §163(j) $291,545
Amount Reported
Foreign Taxes Paid $4,840,509
Foreign Source Income Earned $5,362,501

Templeton Global Investment Trust

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of Templeton Global Investment Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Templeton Asset Management Ltd. (Manager) and the Trust, on behalf of the Fund (Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Global Investment Trust

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The
Performance Customized Peer Group for the Fund included only emerging markets funds that are benchmarked to MSCI
Emerging Markets Small Cap Index. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Customized Peer Group, but for the 10-year period was below the median of its Performance Customized Peer Group. The Board concluded that the Fund’s performance was satisfactory.

Templeton Global Investment Trust

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Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and Class M shares for other funds in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 14 other emerging markets funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were above the medians and in the fifth quintile (most expensive) of its Expense Group. The Board discussed the expenses of the Fund with management and management explained that the Expense Group was not directly comparable to the Fund as the Expense Group was comprised of funds that had a significantly lower average allocation of their investments to small- and mid-capitalization companies in comparison to the Fund. Management further explained that when the Fund is compared to a customized expense peer group comprised only of funds that are benchmarked to the MSCI EM Small Cap Index, the Fund’s benchmark, the Fund’s Management Rate and actual total expense ratio are in line with peers. The Board then noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Templeton Global Investment Trust

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4398-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

Franklin Templeton
SMACS: Series EM
Financial Statements and Other Important Information
Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 6
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended August 31, Year Ended
August 31,
2022
a
2025 2024 2023
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.07 $7.92 $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.25 0.27 0.34
d
0.19
Net realized and unrealized gains (losses) ........................ 1.52 1.27 0.22 (2.47)
Total from investment operations ................................. 1.77 1.54 0.56 (2.28)
Less distributions from:
Net investment income ....................................... (0.27) (0.39) (0.30) (0.06)
Net asset value, end of year .................................... $10.57 $9.07 $7.92 $7.66
Total return
e
................................................ 20.27% 20.33% 7.43% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 9.95% 13.34% 15.23% 17.93%
Expenses net of waiver and payments by affiliates .................... —% —% —% —%
Net investment income ........................................ 2.74% 3.26% 4.37%
d
2.48%
Supplemental data
Net assets, end of year (000’s) .................................. $1,232 $1,023 $894 $849
Portfolio turnover rate ......................................... 18.45% 34.19% 35.74% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per share includes approximately $0.12 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.85%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2025
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a a Industry Shares a Value
a
Common Stocks 97.0%
Brazil 2.5%
Hypera SA ..................... Pharmaceuticals 2,756 $ 12,403
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 5,330 2,654
TOTVS SA ..................... Software 2,064 16,408
31,465
China 12.9%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,480 2,444
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 25,864 28,047
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 10,023 7,277
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,063 3,238
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,507 15,079
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 759 1,438
a,b,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,719 16,848
NARI Technology Co. Ltd. , A ........ Electrical Equipment 9,988 30,484
Uni-President China Holdings Ltd. .... Food Products 12,504 14,936
Weichai Power Co. Ltd. , H ......... Machinery 7,837 16,475
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 5,214 22,430
158,696
Hungary 2.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 819 24,843
India 6.4%
ACC Ltd. ....................... Construction Materials 331 6,763
a
Ather Energy Ltd. ................ Automobiles 1,497 7,638
Bajaj Holdings & Investment Ltd. ..... Financial Services 72 10,423
Brigade Enterprises Ltd. ........... Real Estate Management & Development 588 6,157
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 7,223 25,736
Federal Bank Ltd. ................ Banks 6,232 13,554
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 9,110 8,413
78,684
Indonesia 1.0%
Astra International Tbk. PT ......... Industrial Conglomerates 38,555 12,863
Italy 0.2%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 106 1,952
Mexico 0.1%
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 7,905 1,648
Philippines 0.9%
BDO Unibank, Inc. ............... Banks 4,978 11,778
South Africa 4.0%
Discovery Ltd. ................... Insurance 2,714 33,387
Netcare Ltd. .................... Health Care Providers & Services 20,584 16,185
49,572
South Korea 30.0%
Doosan Bobcat, Inc. .............. Machinery 551 21,049
Hankook Tire & Technology Co. Ltd. .. Automobile Components 85 2,450
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 33 7,173

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Hyundai Motor Co. ............... Automobiles 251 $ 39,515
LG Corp. ....................... Industrial Conglomerates 683 36,519
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 52 5,509
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 327 9,797
NAVER Corp. ................... Interactive Media & Services 258 39,661
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,725 86,181
Samsung Life Insurance Co. Ltd. ..... Insurance 282 28,971
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 92 13,634
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 398 75,834
Soulbrain Co. Ltd. ................ Chemicals 12 1,879
368,172
Taiwan 29.6%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 8,691 57,377
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,772 7,496
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 56,434
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,564 208,379
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 2,502 11,330
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 3,773 24,074
365,090
Thailand 4.5%
Kasikornbank PCL ............... Banks 6,093 31,693
Minor International PCL ............ Hotels, Restaurants & Leisure 18,864 13,645
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 3,518
Thai Beverage PCL ............... Beverages 16,689 5,983
54,839
Turkiye 0.6%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 523 6,736
United Arab Emirates 2.3%
Emaar Development PJSC ......... Real Estate Management & Development 3,445 13,816
Emirates Central Cooling Systems Corp. Water Utilities 21,461 9,699
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 11,947 5,328
28,843
Total Common Stocks (Cost $ 941,201 ) .........................................
1,195,181

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
Short Term Investments 5.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.3%
United States 5.3%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.25% .......... 64,989 $ 64,989
Total Money Market Funds (Cost $ 64,989 ) ......................................
64,989
a a a a a
Total Short Term Investments (Cost $ 64,989 ) ...................................
64,989
a a a
Total Investments (Cost $ 1,006,190 ) 102.3% ....................................
$1,260,170
Other Assets, less Liabilities (2.3) % ...........................................
(28,548)
Net Assets 100.0% ...........................................................
$1,231,622
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $74,163, representing 6.0% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2025, the value of this security was $16,848, representing 1.4%
of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $941,201
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 64,989
Value - Unaffiliated issuers .................................................................. $1,195,181
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 64,989
Cash .................................................................................... 41
Foreign currency, at value (cost $3,864) .......................................................... 3,864
Receivables:
Investment securities sold ................................................................... 3,149
Dividends ............................................................................... 1,213
Affiliates ................................................................................ 16,796
Other assets .............................................................................. 15,532
Total assets .......................................................................... 1,300,765
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,866
Transfer agent fees ........................................................................ 66
Professional fees ......................................................................... 57,321
Trustees' fees and expenses ................................................................. 1,653
Deferred taxes on unrealized appreciation ........................................................ 4,813
Accrued expenses and other liabilities ........................................................... 1,424
Total liabilities ......................................................................... 69,143
Net assets, at value ................................................................. $1,231,622
Net assets consist of:
Paid-in capital ............................................................................. $1,161,841
Total distributable earnings (losses) ............................................................. 69,781
Net assets, at value ................................................................. $1,231,622
Shares outstanding ......................................................................... 116,466
Net asset value per share
a
.................................................................... $10.57
a
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $3,941)
Unaffiliated issuers ........................................................................ $25,600
Non-controlled affiliates (Note 3 d ) ............................................................. 2,737
Other income
a
............................................................................. 236
Total investment income ................................................................... 28,573
Expenses:
Transfer agent fees (Note 3c) .................................................................. 453
Custodian fees ............................................................................ 1,320
Reports to shareholders fees .................................................................. 1,581
Registration and filing fees .................................................................... 11,374
Professional fees ........................................................................... 72,852
Trustees' fees and expenses .................................................................. 1,780
Other .................................................................................... 14,465
Total expenses ......................................................................... 103,825
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (103,825)
Net expenses ......................................................................... —
Net investment income ................................................................ 28,573
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $770)
Unaffiliated issuers ...................................................................... (45,710)
Foreign currency transactions ................................................................ (427)
Net realized gain (loss) .................................................................. (46,137)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 220,040
Translation of other assets and liabilities denominated in foreign currencies .............................. 5
Change in deferred taxes on unrealized appreciation ............................................... (723)
Net change in unrealized appreciation (depreciation) ............................................ 219,322
Net realized and unrealized gain (loss) ............................................................ 173,185
Net increase (decrease) in net assets resulting from operations .......................................... $201,758
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Templeton SMACS: Series EM
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $28,573 $30,746
Net realized gain (loss) ................................................. (46,137) (38,156)
Net change in unrealized appreciation (depreciation) ........................... 219,322 182,195
Net increase (decrease) in net assets resulting from operations ................ 201,758 174,785
Distributions to shareholders .............................................. (30,029) (44,430)
Capital share transactions (Note 2 ) .......................................... 36,730 (851)
Net increase (decrease) in net assets ................................... 208,459 129,504
Net assets:
Beginning of year ....................................................... 1,023,163 893,659
End of year ........................................................... $1,231,622 $1,023,163

Templeton Global Investment Trust
9
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Templeton SMACS: Series EM
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements
10
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
11
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Shares sold ................................... 3,657 $36,730 1,926 $16,145
Shares redeemed ............................... — — (1,921) (16,996)
Net increase (decrease) .......................... 3,657 $36,730 5 $(851)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund and is not paid by the
Fund for the services.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which $151 was retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the year ended August 31,
2025, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $175 $328,264 $(263,450) $— $— $64,989 64,989 $2,737
Total Affiliated Securities ... $175 $328,264 $(263,450) $— $— $64,989 $2,737
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the year ended August 31, 2025, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At August 31, 2025, Templeton International, Inc. owned 97.94% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
During the year ended August 31, 2025, the Fund utilized $2,572 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and foreign capital gains tax.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, aggregated
$221,684 and $186,410, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 4,657
Long term ................................................................................ 184,659
Total capital loss carryforwards ............................................................... $189,316
2025 2024
Distributions paid from:
Ordinary income .......................................................... $30,029 $44,430
Cost of investments .......................................................................... $1,027,661
Unrealized appreciation ........................................................................ $329,854
Unrealized depreciation ........................................................................ (97,345)
Net unrealized appreciation (depreciation) .......................................................... $232,509
Distributable earnings:
Undistributed ordinary income ................................................................... $31,665
3. Transactions with Affiliates
(continued)
e. Waiver and Expense Reimbursements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
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Franklin Templeton SMACS: Series EM
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

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Notes to Financial Statements
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Franklin Templeton SMACS: Series EM
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 31,465 $ — $ — $ 31,465
China ............................... — 158,696 — 158,696
Hungary ............................. — 24,843 — 24,843
India ................................ 7,638 71,046 — 78,684
Indonesia ............................ — 12,863 — 12,863
Italy ................................. — 1,952 — 1,952
Mexico .............................. 1,648 — — 1,648
Philippines ............................ 11,778 — — 11,778
South Africa ........................... 33,387 16,185 — 49,572
South Korea .......................... — 368,172 — 368,172
Taiwan ............................... — 365,090 — 365,090
Thailand ............................. — 54,839 — 54,839
Turkiye .............................. 6,736 — — 6,736
United Arab Emirates .................... 9,699 19,144 — 28,843
Short Term Investments ................... 64,989 — — 64,989
Total Investments in Securities ........... $167,340 $1,092,830
a
$— $1,260,170
a
Includes foreign securities valued at $1,092,830, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
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Franklin Templeton SMACS: Series EM
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Franklin Templeton SMACS: Series EM
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Templeton SMACS: Series EM (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2025 and for the period October 20, 2021
(commencement of operations) to August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2025 and the financial highlights for each of the three years in the period ended August 31, 2025 and for the period October
20, 2021 (commencement of operations) to August 31, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)
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Franklin Templeton SMACS: Series EM
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2025 :
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $14,714
Amount Reported
Foreign Taxes Paid $5,567
Foreign Source Income Earned $28,856

Templeton Global Investment Trust
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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM Fund
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Templeton Asset Management Ltd. (TAML) and the Trust, on behalf of the Fund; and (ii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (Sub-Adviser), an affiliate of TAML, on behalf of the Fund (each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
TAML and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Fund commenced operations in 2021, so it does not have five years of performance history. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The Board further noted the Fund’s short operating history. The Board concluded that the Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for the Fund and for Class D, Investor Class,
Services Class and Retail Class shares for other funds in the Fund’s Expense Group with multiple classes of shares. The
Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the actual total expense ratio for the Fund was below the median of its Expense Group. The Board also noted that the Manager provides general investment management and administrative services to the Fund for a zero management fee. The Board further noted
that the Manager assumes certain expenses incurred by the Fund (including acquired fund fees and expenses, but excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The Board also noted that the Sub-Adviser provides investment sub-
advisory services to the Fund for a zero sub-advisory fee. The Board concluded that the Fund’s zero contractual management fee and zero contractual sub-advisory fee are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that because the Fund pays a zero management fee, the considerations of possible economies of scale in the future was not relevant. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

29776-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025